Description Of Business, Basis Of Presentation, And Changes In Significant Accounting Policies ResCap Bankruptcy Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 14, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash Contribution to ResCap	$ 750,000,000
Total Charge Recorded Related to ResCap Bankruptcy	1,192,000,000	0	0
Impairment of Investment in ResCap	442,000,000
RMBS Investors Holding More Than 25% in One Class of Securitizations				25.00%
Securitizations Agreed to Settle				290
Allowed Claim in Debtors' Bankruptcy Cases				8,700,000,000
Securitizations Agreed to RMBS Settlements				336
Aggregate Original Principal Balance of Outstanding Securitizations				189,000,000,000
Total Number of Outstanding Residential Mortgage-Backed Securitizations				392
Original Principal Balance of Outstanding Securitizations				221,000,000,000
Finance Receivable Due from ResCap	$ 1,300,000,000